ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Payroll and related benefits	$ 1,876	$ 777
Materials and related purchases	2,108	464
Deferred rent	142	462
Professional and consulting fees	1,820	248
Other	541	243
Total accrued and other current liabilities	$ 6,487	$ 2,194